Identification and business activity - Write - off of mineral stock in the subsidiary El Brocal (Details)				3 Months Ended	12 Months Ended
	Mar. 18, 2024 T	Sep. 01, 2023 T	Nov. 30, 2022 USD ($) T	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Identification and business activity
Number of operating mining units | item					4
Depreciation and amortization | $					$ 181,039,000	$ 176,781,000	$ 187,211,000
Cost of sales | $					$ 732,597,000	$ 763,473,000	$ 813,106,000
Ucchuchacua
Identification and business activity
Maximum capacity allowed for metallurgical tests | T		124,600
Yumpaq
Identification and business activity
Capacity produced per day | T	1,000
Colquijirca
Identification and business activity
Quantity of inventory write down | $			$ 16,402,000
Provision for loss of inventory value | $			$ 14,898,000
Write-off the mineral stock | T			483,563
Net effect | $				$ 1,504,000
Minimum | Ucchuchacua
Identification and business activity
Capacity produced per day | T		2,600
Maximum | Ucchuchacua
Identification and business activity
Capacity produced per day | T		2,800